Segment Information (Details) - Schedule of Long-lived assets by geographic area - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	$ 20,601,098	$ 600,791
Hong Kong [Member]
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	15,468,306	111,590
Singapore [Member]
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	4,586,546	4,305
Mainland China [Member]
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	541,766	481,473
India [Member]
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	3,153	2,354
Japan [Member]
Segment Information (Details) - Schedule of Long-lived assets by geographic area [Line Items]
Long-lived assets	$ 1,327	$ 1,069